EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 1, 2016 (Accession No. 0001193125-16-664865), to the Prospectus dated September 30, 2015, for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, each a series of DBX ETF Trust.